Goodwill - Narrative (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	9.80%	9.20%
Long-term growth rate
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.40%
Minimum | Five-year compound annual growth rate - sales volumes
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.60%
Minimum | Five-year compound annual growth rate - selling prices
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	0.60%
Maximum | Five-year compound annual growth rate - sales volumes
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	9.60%
Maximum | Five-year compound annual growth rate - selling prices
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.40%